LEASES - Narrative (Details) - USD ($) $ in Thousands	3 Months Ended		4 Months Ended	8 Months Ended	12 Months Ended
	Apr. 04, 2021	Mar. 29, 2020	Jan. 03, 2021	Aug. 28, 2020	Dec. 29, 2019	Dec. 30, 2018	Dec. 26, 2021
Lessee, Lease, Description [Line Items]
Rent expense	$ 2,600	$ 2,900	$ 3,600	$ 7,700	$ 8,200	$ 12,700
Present value of lease liabilities	$ 8,448		$ 8,967		$ 6,055
Maximum
Lessee, Lease, Description [Line Items]
Lease term			12 years
Vehicles, Equipment And Distribution Centers | Minimum
Lessee, Lease, Description [Line Items]
Lease term			1 month				1 year
Vehicles, Equipment And Distribution Centers | Maximum
Lessee, Lease, Description [Line Items]
Lease term							12 years